Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 2,074	$ 2,007
Other comprehensive loss, net of tax:
Net unrealized loss on translation of net investment in foreign operations	(134)	(800)
Net unrealized gain (loss) on cash flow hedges	1	(244)
Reclassification of net loss on cash flow hedges to net income	126	95
Reclassification of net loss on investments to net income	1	3
Reclassification of net loss on pensions to net income	9	7
Pension and post-retirement benefits	(29)	14
Other comprehensive loss	(26)	(925)
Comprehensive income	2,048	1,082
Comprehensive (income) loss attributable to non-controlling interests	(18)	8
Comprehensive income attributable to Magna International Inc.	$ 2,030	$ 1,090